N-2	12 Months Ended
Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key	0000005094
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Invesco Bond Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes
The following information is a summary of certain changes made during the Fund’s most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased the Fund.
Changes to the Fund’s Investment Policies and Principal Risks
Environmental, social and governance (“ESG”) factors are no longer considered as a material part of the portfolio manager’s investment process. Due to this change, the disclosure related to ESG considerations has been removed from the discussion of the Trust’s investment process and “Environmental, Social and Governance (ESG) Considerations Risk” has been removed from the Trust’s principal risk disclosures.
 During the Fund’s most recent fiscal year, there were no material changes in the Fund’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Fund, except as noted above.
Investment Objective
The investment objective of Invesco Bond Fund (the “Fund”) is to seek interest income while conserving capital. The Fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval.
Investment Policies of the Fund
It is the Fund’s policy, which may not be changed without shareholder approval, to have at least 80% of its total assets invested in: (a) debt securities rated, at the time of purchase, in one of the four highest categories by Moody’s Ratings, S&P Global Ratings or Fitch Ratings, Inc.; (b) securities of, or guaranteed by, the U.S. government or any agency of the U.S. government; (c) commercial paper rated “prime”; or (d) cash and cash equivalents. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (“1940 Act”). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. If two or more nationally recognized statistical rating organization (“NRSRO”) have assigned different ratings to a security, the Adviser uses the highest rating assigned.
†
 The Fund invests primarily in fixed-rate U.S. investment grade corporate bonds and may invest up to 20% of its total assets in non-investment
grade, U.S. dollar-denominated and
non-U.S.
dollar-denominated securities of foreign issuers (in both developed and emerging markets).
 The Fund may invest in securities of foreign issuers in the form of depositary receipts. The Fund may invest in government securities, asset-backed securities, commercial mortgage backed securities and residential mortgage-backed securities of any rating.
 The Fund may invest up to 25% of its total assets in convertible debentures and bonds with warrants attached, provided that the Fund does not have, as a direct result of any such investment, more than 20% of its total assets invested in equity securities.
 Ordinarily, the Fund purchases debt securities which by their terms contain call or refunding protection for a minimum of five years from the date of issuance, or which are not considered by the Fund likely to be called or refunded for a minimum of five years, in order to preserve for such periods the initial annual yields obtained on these debt securities.
 The Fund may invest in securities subject to contractual restrictions on resale. The Fund may also invest up to 5% of its net assets in bank loans, loan participations and assignments.

Derivatives.
The Fund can utilize derivative instruments including swap contracts, futures contracts, forward foreign currency contracts and options. The Fund may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income.
 The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. The Fund may invest in bond or rate futures contracts to manage interest rate exposure. The Fund can use treasury futures contracts to increase or reduce its exposure to U.S. Treasury securities. The Fund may not enter into a futures contract if immediately thereafter the Fund’s current liability under all futures contracts would be more than 30% of the Fund’s total assets.
 The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts for investment purposes or to manage interest rate, currency or credit risk.
 The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to seek gain or to mitigate the risk of foreign currency exposure. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. The Fund can use options to seek investment return or to seek to mitigate risk and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk.
 In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Temporary Defensive Investments.
The Fund may invest up to 100% of its assets in
investments that may be inconsistent
with
the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or other atypical circumstances. As a result, the Fund may not achieve its investment objective.

Investment Process.
The Fund’s portfolio managers believe dynamic and complex fixed income markets may create opportunities for investors that are best captured by specialist decision makers interconnected as a global team. The Fund’s portfolio managers use this philosophy in an effort to generate a total return consisting of income and capital appreciation. The Fund’s security selection is supported by a team of specialists. Team members conduct top-down
macroeconomic analysis and
bottom-up
analysis on individual securities.
 Recommendations are communicated to portfolio managers through proprietary technology that allows all investment professionals to communicate in a timely manner. Portfolio construction begins with a well-defined Fund design that establishes the target investment vehicles for generating the desired “alpha” versus the Fund’s benchmark as well as the risk parameters for the Fund. (Alpha is a measure of performance on a risk-adjusted basis.) Investment vehicles are evaluated for liquidity and risk versus relative value. Sell decisions generally are based on: (1) a conscious decision to alter the Fund’s macro risk exposure (for example, duration, yield curve positioning, sector exposure); (2) the need to limit or reduce exposure to a particular sector or issuer; (3) degradation of an issuer’s credit quality; (4) realignment of a valuation target; (5) presentation of a better relative value opportunity.

Risk Factors [Table Text Block]
Principal Risks of Investing in the Fund
As with any fund investment, loss of money is a risk of investing. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk.
The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
 Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as
non-U.S.
issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental
organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
•	Market Disruption Risks Related to Armed Conflict and Geopolitical Tension.
As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example continuing conflicts between Russia and Ukraine in Europe and the war in Iran, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Debt Securities Risk.
The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Changing Fixed Income
Market
Conditions Risk.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential.

Interest Rate Risk.
Interest rate risk is the risk that rising interest rates will cause the values of the Fund’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.

Credit Risk.
The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds, which may cause the Fund to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts.

Income Risk.
The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Call Risk.
If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

U.S. Government Obligations Risk.
U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

High Yield Debt Securities (Junk Bond) Risk.
Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

Derivatives Risk.
The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Forward Foreign Currency Contracts Risk.
Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund’s holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.

Futures Contracts Risk.
The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Options Risk.
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

Swap Transactions Risk.
Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter
market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.

Market Discount from Net Asset Value Risk.
Shares of
closed-end
investment companies like the Fund frequently trade at prices lower than their net asset value. Because the market price of the Fund’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

Foreign Investment Risk.
Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
 Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject.
Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
 To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
 From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
 Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Foreign Exposure Risk.
Although the Fund may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate.
 The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Emerging Markets Investment Risk
. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
 Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
 Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
 Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
 Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Mortgage- and Asset-Backed Securities Risk.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.

Convertible Securities Risk.
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.

Liquidity Risk.
The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress.

Restricted Securities Risk.
Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk.
The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.

Preferred Securities Risk.
There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment
than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk.
Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap
companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Recently, commercial real estate foreclosures have notably increased due to sustained higher interest rates and the marked prevalence of remote work arrangements in the wake of the
COVID-19
pandemic, which has resulted in a waning demand for commercial office space. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

Cash/Cash Equivalents Risk.
To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns relative to its benchmark or other funds that remain fully invested.

Risks of Investing in Bank Loans, Loan Participations and Assignments.
Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to the Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
 The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling a participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting a loan in which it has purchased a participation. In addition, the Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund’s rights upon a default. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation.
 The rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to price the loan or to sell the interests in such a loan at a price that is acceptable. In addition, loans held by the Fund might not be considered securities for purposes of the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.

Depositary Receipts Risk.
Depositary receipts involve many of the same risks as those
associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Active Trading Risk.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.

Valuation Risk.
The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of
non-U.S.
issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a
non-U.S.
security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Management Risk.
The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
 Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as
non-U.S.
issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental
organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.

Market Disruption Risks Related to Armed Conflict and Geopolitical Tension [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
•	Market Disruption Risks Related to Armed Conflict and Geopolitical Tension.
As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example continuing conflicts between Russia and Ukraine in Europe and the war in Iran, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk.
The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interestrates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing Fixed Income
Market
Conditions Risk.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential.
Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds, which may cause the Fund to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts.
Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk.
The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk.
If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
U.S. Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Obligations Risk.
U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
High Yield Debt Securities (Junk Bond) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Securities (Junk Bond) Risk.
Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securitiesinvolve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Forward Foreign Currency Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Foreign Currency Contracts Risk.
Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund’s holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Acontract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts Risk.
The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk.
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Swap Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Transactions Risk.
Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter
market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value Risk.
Shares of
closed-end
investment companies like the Fund frequently trade at prices lower than their net asset value. Because the market price of the Fund’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.
Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk.
Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
 Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject.
Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
 To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
 From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
 Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Foreign Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Exposure Risk.
Although the Fund may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate.
 The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Investment Risk
. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
 Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
 Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
 Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
 Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Mortgage- and Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods ofmarket stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk.
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress.
Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk.
Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securitiesmay be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk.
The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk.
There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment
than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
REIT Risk/Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk/Real Estate Risk.
Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap
companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Recently, commercial real estate foreclosures have notably increased due to sustainedhigher interest rates and the marked prevalence of remote work arrangements in the wake of the
COVID-19
pandemic, which has resulted in a waning demand for commercial office space. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.
Cash/Cash Equivalents Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash/Cash Equivalents Risk.
To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns relative to its benchmark or other funds that remain fully invested.
Risks of Investing in Bank Loans, Loan Participations and Assignments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Bank Loans, Loan Participations and Assignments.
Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to the Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
 The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling a participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from any collateral supporting a loan in which it has purchased a participation. In addition, the Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund’s rights upon a default. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation.
 The rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to price the loan or to sell the interests in such a loan at a price that is acceptable. In addition, loans held by the Fund might not be considered securities for purposes of the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.

Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary Receipts Risk.
Depositary receipts involve many of the same risks as thoseassociated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Active Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Trading Risk.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of
non-U.S.
issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a
non-U.S.
security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk.
The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
– Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
Interest rate risk is the risk that rising interest rates will cause the values of the Fund’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.
Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to seek interest income while conserving capital.